UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-08360

GUINNESS ATKINSON FUNDS

(Exact name of registrant as specified in charter)

251 South Lake Avenue, Suite 800

Pasadena, CA 91101

(Address of principal executive offices) (Zip code)

James J. Atkinson, Jr.

251 South Lake Avenue, Suite 800

Pasadena, CA 91101

(Name and address of agent for service)

(800) 915-6566

Registrant's telephone number, including area code

Date of fiscal year end: December 31

Date of reporting period: June 30, 2025

Item 1. Report to Stockholders.

(a) The registrant’s annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Investment Company Act”), is as follows:

SmartETFs Smart Transportation & Technology ETF Listed on NYSE ARCA: MOTO Semi-Annual Shareholder Report

June 30, 2025

This semi-annual shareholder report contains important information about the SmartETFs Smart Transportation & Technology ETF ("Fund") for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at https://www.smartetfs.com/our-etfs/moto/. You can also request this information by contacting us at (866) 307-5990.

What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
SmartETFs Smart Transportation & Technology ETF	$36	0.68%
How did the Fund perform during the reporting period?

In the first half of 2025, the SmartETFs Smart Transportation & Technology ETF produced a total return of 10.61% vs the MSCI World Index (net return) of 9.47%.

What affected the Fund's performance?

Fund performance can be attributed to the following:

  EV manufacturers (23.00% exposure) was the strongest category over the period, delivering an average +15.60% total return over the period. Equipment (64.80% exposure) was the second strongest category, returning +9.50%). The weakest category was Services (10.60% exposure), where the average company delivered 8.50%.

  Within EV manufacturers, BYD was a notable performer, delivering a positive return of +37.90%, after beating earnings estimates and reiterating its ambitious guidance of 30.00% volume growth for 2025, despite overall weakness in the automotive sector. BYD also unveiled new fast-charging technology, allowing its newest EV models to gain 249 miles of range in just 5 minutes. The company also hosted a successful "vehicle intelligence strategy" conference where it announced 21 new smart driving vehicle model launches equipped with its "God's Eye" smart driving system, making advanced ADAS features standard in its mass market models.

  Within Equipment, we hold a 35.10% weighting to Components and a 29.70% weighting to Semiconductors. The average Components name returned +14.00% and the average Semiconductor name returned +2.20% in the period. Within Components, the Batteries subsegment (+5.50%) was boosted by strong performance from Johnson Matthey after the company announced the surprise sale of its Catalyst Technologies division to Honeywell for £1.8bn at an implied valuation well above market levels. The company expects to return £1.4bn (~60.00% of its current market cap) to investors in a welcome development after a period of challenging performance.

  The Fund's three top performers were Dana (+50.30%), Amphenol (+42.80%) and Johnson Matthey (+46.60%). Dana performed strongly over the period after the company announced strong full year guidance that comfortably beat consensus. The improved guidance was driven by better-than-expected cost savings of $300m versus the $200m that was initially planned and positive progress on the sale of the company's highway business.

  The Fund's three weakest performers were Gentherm (-29.10%), Samsung SDI (-22.40%) and Tesla (-21.30%). Shares in Gentherm declined with the broader automotive space as the threat of tariffs and the resulting uncertainty continues to be a headwind for the sector. Share saw further weakness after the company missed expectations on sales (driven by non-core automotive products) and margins (due to higher plant ramp-up costs and higher freight) with softer-than-expected guidance driven by more conservative industry production assumptions, mix, and slower growth in non-core portions of the portfolio.

Fund Performance

The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund, or for the life of the Fund, if shorter. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.

Average Annual Total Return
	6 Months (Actual)	1 Year	5 Year	Since Inception (11/14/2019)
Smart Transportation & Technology ETF	10.61%	6.93%	13.77%	13.74%
MSCI World Index (Net Return)	9.47%	16.26%	14.55%	12.32%

The fund's past performance is not a good predictor of how the fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

For the most recent performance information, visit https://www.smartetfs.com/our-etfs/moto/.

What are some key Fund statistics?
(as of June 30, 2025)
Net Assets ($)	$7,035,606
Number of Portfolio Holdings	35
Portfolio Turnover Rate (%)	0%

What did the Fund invest in?
(as of June 30, 2025)

The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund. The Top Ten Holdings and Geographical Allocation exclude short-term holdings, if any.

Top Ten Holdings (% of net assets)
Top 10	% of Net Assets
Amphenol Corp	5.80%
Taiwan Semiconductor Manufacturing Co Ltd	5.10%
Quanta Services Inc	5.00%
NVIDIA Corp	5.00%
Eaton Corp PLC	4.30%
BYD Co Ltd	4.00%
Tesla Inc	4.00%
Alphabet Inc	3.90%
Volvo AB	3.70%
Siemens AG	3.70%
Geographic Breakdown (% of net assets)

Where can I find additional information about the Fund?

You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at https://www.smartetfs.com/our-etfs/moto/. You can also request this information by contacting us at (866) 307-5990.

SmartETFs Sustainable Energy II ETF Listed on NYSE ARCA: SOLR Semi-Annual Shareholder Report

June 30, 2025

This semi-annual shareholder report contains important information about the SmartETFs Sustainable Energy II ETF ("Fund") for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at https://www.smartetfs.com/our-etfs/solr/. You can also request this information by contacting us at (866) 307-5990.

What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
SmartETFs Sustainable Energy II ETF	$42	0.79%
How did the Fund perform during the reporting period?

In the first half of 2025, the SmartETFs Sustainable Energy II ETF produced a total return of 11.87% vs the MSCI World Index (net return) of 9.47%.

What affected the Fund's performance?

Fund performance can be attributed to the following.

Within our portfolio, the top contributing segments were our electrical installation and electrification sectors, while underperforming segments included our solar/wind equipment and auto-exposed electrification names. We are encouraged at the diversity and breadth of contribution within the portfolio, with our top ten contributors equally split across US and Europe and representing all five of our master themes. Key discussion points were as follows:

  Our electrical equipment companies all performed well, driven by an acceleration in global electrification activity, grid spending and, in select cases (such as Legrand), exposure to the data centre sub-sector. One of the fund's top contributors was SPIE which delivered upgraded guidance at its Capital Markets Day and benefitted from higher German infrastructure spending.

  Amphenol shares performed strongly, having materially beaten revenue and operating margins expectations in 1Q results. Amphenol's IT interconnect solutions "IT Datacom" segment delivered +134.00% YoY growth (reflecting data centre and AI exposure) while four of its seven non-AI end markets posted mid-teens or better growth.

  Deal activity remained strong within the space, with Johnson Matthey contributing well having accepted a bid for its Catalyst Technologies division for £1.8bn from Honeywell, at an implied attractive valuation of 15x TTM EBITDA. Management plan to return ~£1.4bn (60.00% of current market cap) to shareholders once the deal is closed.

  Sectors and companies in the portfolio that were relatively weaker over the period included: Enphase was directly affected by the cuts in subsidy to residential solar tax credits. Gentherm suffered from auto cycle weakness and uncertainties around Trump's tariffs. Owens Corning suffered after highlighting weakness in the North America Residential market. Ameresco was weak after management noted some uncertainty around federal government projects in its $2.5 billion backlog of contracted projects.

Fund Performance

The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund, or for the life of the Fund, if shorter. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.

Average Annual Total Return
	6 Months (Actual)	1 Year	Since Inception (11/11/2020)
Sustainable Energy II ETF	11.87%	2.69%	2.96%
MSCI World Index (Net Return)	9.47%	16.26%	12.26%

The fund's past performance is not a good predictor of how the fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

For the most recent performance information, visit https://www.smartetfs.com/our-etfs/solr/.

What are some key Fund statistics?
(as of June 30, 2025)
Net Assets ($)	$3,879,019
Number of Portfolio Holdings	31
Portfolio Turnover Rate (%)	15%

What did the Fund invest in?
(as of June 30, 2025)

The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund. The Top Ten Holdings and Geographic Allocation exclude short-term holdings, if any.

Top Ten Holdings (% of net assets)
Top 10	% of Net Assets
Legrand SA	4.90%
Iberdrola SA	4.80%
Eaton Corp PLC	4.80%
Trane Technologies PLC	4.70%
Schneider Electric SE	4.70%
Siemens AG	4.60%
Hubbell Inc	4.40%
Amphenol Corp	4.20%
Spie SA	4.10%
Nextera Energy Inc	4.10%
Geographic Breakdown (% of net assets)

Where can I find additional information about the Fund?

You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at https://www.smartetfs.com/our-etfs/solr/. You can also request this information by contacting us at (866) 307-5990.

SmartETFs Asia Pacific Dividend Builder ETF Listed on NYSE ARCA: ADIV Semi-Annual Shareholder Report

June 30, 2025

This semi-annual shareholder report contains important information about the SmartETFs Asia Pacific Dividend Builder ETF ("Fund") for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at https://www.smartetfs.com/our-etfs/adiv/. You can also request this information by contacting us at (866) 307-5990.

What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
SmartETFs Asia Pacific Dividend Builder ETF	$42	0.78%
How did the Fund perform during the reporting period?

In the first half of 2025, the SmartETFs Asia Pacific Dividend Builder ETF produced a total return of 15.87% vs the MSCI AC Pacific ex Japan Index (net return) of 15.91%.

What affected the Fund's performance?

Fund performance can be attributed to the following:

  Asian markets performed well over the period despite uncertainties over trade tariffs. AI-associated capital expenditure plans benefited Asian technology stocks while the combination of a stabilizing domestic economy and low valuations boosted China. Leading performers by country were China, Hong Kong, Korea and Singapore. India, Indonesia, Taiwan and Thailand were the laggards.

  Portfolio performance was led by NetEase in Communication Services, Metcash in Consumer Staples, China Medical System in Health Care, Elite Material in Technology and by Link REIT in Real Estate.

  Drags on performance came from Tech Mahindra in Indian IT services, Shenzhou International a Chinese textile manufacturer and China Resources Gas in Utilities. Stocks that we do not hold that performed well also constituted a drag on relative performance. Samsung Electronics in Korea for example, does not make it into our investment universe because of big swings in historic profitability while Tencent and Alibaba in China pay out little or nothing in dividends.

Fund Performance

The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund, or for the life of the Fund, if shorter. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.

Average Annual Total Return
	6 Months (Actual)	1 Year	5 Year	10 Year
Asia Pacific Dividend Builder ETF	15.87%	24.80%	11.25%	7.22%
MSCI AC Pacific ex Japan Index (Net Return)	15.91%	19.50%	5.89%	5.26%

The fund's past performance is not a good predictor of how the fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

For the most recent performance information, visit https://www.smartetfs.com/our-etfs/adiv/.

What are some key Fund statistics?
(as of June 30, 2025)
Net Assets ($)	$12,338,740
Number of Portfolio Holdings	36
Portfolio Turnover Rate (%)	6%

What did the Fund invest in?
(as of June 30, 2025)

The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund. The Top Ten Holdings and Sector Allocation exclude short-term holdings, if any.

Top Ten Holdings (% of net assets)
Top 10	% of Net Assets
China Merchants Bank Co Ltd - H Shares	4.00%
Industrial & Commercial Bank of China Ltd - H Shares	3.30%
China Construction Bank Corp - H Shares	3.30%
Taiwan Semiconductor Manufacturing Co Ltd	3.30%
China Medical System Holdings Ltd	3.10%
BOC Hong Kong Holdings Ltd	3.10%
Broadcom Inc	3.00%
Metcash Ltd	3.00%
Ping An Insurance Group Co of China Ltd - H Shares	3.00%
Novatek Microelectronics Corp	3.00%
Sectors (% of net assets)
Sector	% of Net Assets
Consumer, Cyclical	15.30%
Consumer, Non-cyclical	11.40%
Financial	42.40%
Industrial	11.20%
Technology	17.50%
Utilities	2.20%

Where can I find additional information about the Fund?

You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at https://www.smartetfs.com/our-etfs/adiv/. You can also request this information by contacting us at (866) 307-5990.

SmartETFs Dividend Builder ETF Listed on NYSE ARCA: DIVS Semi-Annual Shareholder Report

June 30, 2025

This semi-annual shareholder report contains important information about the SmartETFs Dividend Builder ETF ("Fund") for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at https://www.smartetfs.com/our-etfs/divs/. You can also request this information by contacting us at (866) 307-5990.

What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
SmartETFs Dividend Builder ETF	$34	0.65%
How did the Fund perform during the reporting period?

In the first half of 2025, the SmartETFs Dividend Builder ETF produced a total return of 8.82% vs the MSCI World Index (net return) of 9.47%.

Fund performance can be attributed to:

  The large overweight allocation to Industrials (23.90% vs 11.1% for the index) and the smaller overweight allocation to Financials (17.00% vs 16.80% for the index). Both acted as a tailwind as these were the two best performing sectors year to date returning +17.90% and +17.00% (in USD).

  Additionally, the zero weight allocation to Consumer Discretionary, Energy, and Real Estate was a tailwind as these were the three worst performing sectors year to date.

  However, the Fund has an underweight allocation to Communication Services (2.50% vs 8.20% for the index) and a zero weight allocation to Materials & Utilities. This was a drag to performance as all three sectors outperformed the benchmark posting gains of +13.90%, +10.60% and +16.40% (in USD) respectively.

  From a stock selection perspective, weaker performance from the Fund's Industrials (Illinois Tool Works, Paychex, Assa Abloy) and Consumer Staples (Diageo, PepsiCo) was a drag to performance. However, this was offset by strong performance from IT (Broadcom, Cisco), Healthcare (Roche), and Financials (Deutsche Boerse, CME Group).

Fund Performance

The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund, or for the life of the Fund, if shorter. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.

Average Annual Total Return
	6 Months (Actual)	1 Year	5 Year	10 Year
Dividend Builder ETF	8.82%	13.79%	13.88%	10.57%
MSCI World Index (Net Return)	9.47%	16.26%	14.55%	10.66%

The fund's past performance is not a good predictor of how the fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

For the most recent performance information, visit https://www.smartetfs.com/our-etfs/divs/.

What are some key Fund statistics?
(as of June 30, 2025)
Net Assets ($)	$41,592,157
Number of Portfolio Holdings	35
Portfolio Turnover Rate (%)	6%

What did the Fund invest in?
(as of June 30, 2025)

The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund. The Top Ten Holdings and Sector Allocation exclude short-term holdings, if any.

Top Ten Holdings (% of net assets)
Top 10	% of Net Assets
Deutsche Boerse AG	3.50%
Microsoft Corp	3.20%
Danone SA	3.20%
Broadcom Inc	3.20%
Nestle SA	3.10%
Mondelez International Inc.	3.10%
Texas Instruments Inc	3.10%
CME Group Inc	3.10%
Eaton Corp PLC	3.00%
Cisco Systems Inc	3.00%
Sectors (% of net assets)
Sector	% of Net Assets
Consumer, Non-cyclical	40.80%
Industrial	22.20%
Technology	15.10%
Financial	14.90%
Communications	5.70%

Where can I find additional information about the Fund?

You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at https://www.smartetfs.com/our-etfs/divs/. You can also request this information by contacting us at (866) 307-5990.

(b) Not Applicable.

Item 2. Code of Ethics.

Not Applicable.

Item 3. Audit Committee Financial Expert.

Not Applicable.

Item 4. Principal Accountant Fees and Services.

Not Applicable.

Item 5. Audit Committee of Listed Registrants.

Not Applicable.

Item 6. Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 7 of this Form.

(b)	Not Applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

SmartETFs
by Guinness Atkinson

JUNE 30, 2025

Semi-Annual Financials & Other Information

MOTO | The SmartETFs Smart Transportation & Technology ETF

SOLR | The SmartETFs Sustainable Energy II ETF

ADIV | The SmartETFs Asia Pacific Dividend Builder ETF

DIVS | The SmartETFs Dividend Builder ETF

Smart Transportation & Technology ETF
Sustainable Energy II ETF

Asia Pacific Dividend Builder ETF
Dividend Builder ETF

The SmartETFs are each a series of Guinness Atkinson™ Funds

Table of Contents

Item 7. Financial Statements and Financial Highlights
Schedule of Investments
Smart Transportation & Technology ETF	3
Sustainable Energy II ETF	5
Asia Pacific Dividend Builder ETF	6
Dividend Builder ETF	8
Statements of Assets and Liabilities	10
Statements of Operations	12
Statements of Changes in Net Assets	14
Financial Highlights	17
Notes to Financial Statements	21

This report and the financial statements contained herein are provided for the general information of the shareholders of the SmartETF Funds. This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective shareholder report and prospectus.

www.smartetfs.com

SmartETFs Smart Transportation & Technology ETF
Schedule of Investments
at June 30, 2025 (Unaudited)

Shares	Common Stocks: 95.8%	Value
	Other: 6.6%
2,976	Darling Ingredients Inc.*	$112,909
932	Quanta Services Inc.	352,370
		465,279
	Smart Transportation: 32.7%
1,974	Aptiv PLC*	134,666
18,000	BYD Co. Ltd.	280,894
1,464	Continental AG	127,776
1,093	Daimler Truck Holding AG	51,714
12,000	Denso Corp.	162,547
108,000	Geely Automobile Holdings Ltd.	219,578
6,978	Johnson Matthey PLC	166,268
3,024	Kia Corp.	216,549
2,664	Mercedes-Benz Group AG*	155,917
5,220	Mobileye Global Inc - A*	93,856
4,908	Sensata Technologies Holding	147,780
878	Tesla Inc.*	278,905
9,396	Volvo AB Class B	263,550
		2,300,000

	Technology: 5.1%
1,596	Taiwan Semiconductor Manufacturing Co., Ltd. - ADR	361,478

	Transportation Technology: 51.3%
1,536	Alphabet Inc. Class C	272,471
4,152	Amphenol Corp. Class A	410,010
1,026	Analog Devices Inc.	244,208
9,864	Dana Inc.	169,168
856	Eaton Corp. PLC	305,583
3,396	Gentherm Inc.*	96,073
17,544	Hexagon AB Class B	176,442
5,586	Infineon Technologies AG - ADR	237,618
372	LG Chem Ltd.	58,144
2,212	NVIDIA Corp.	349,474
936	NXP Semiconductors NV	204,507
2,520	ON Semiconductor Corp.*	132,073
2,574	Power Integrations Inc.	143,887
10,900	Renesas Electronics Corp.*	135,422
500	Samsung SDI Co., Ltd.	63,851
1,014	Siemens AG	259,948
1,626	Skyworks Solutions Inc.	121,170
1,368	TE Connectivity Ltd.	230,741
		3,610,790

	Total Common Stocks (Cost $6,568,281)	6,737,547

The accompanying notes are an integral part of these financial statements.

SmartETFs Smart Transportation & Technology ETF
Schedule of Investments
at June 30, 2025 (Unaudited)

Shares	Preferred Stocks: 2.0%	Value
	Preferred Stocks
	Smart Transportation: 2.0%
1,356	Volkswagen AG	$143,138
	Total Preferred Stocks (Cost $277,433)	143,138

	Total Investments (Cost $6,845,714): 97.8%	6,880,685
	Other Assets in Excess of Liabilities: 2.2%	154,921
	Total Net Assets - 100.0%	$7,035,606

*	Non-income producing security.

ADR - American Depository Receipt

PLC - Public Limited Company

The accompanying notes are an integral part of these financial statements.

SmartETFs Sustainable Energy II ETF
Schedule of Investments
at June 30, 2025 (Unaudited)

Shares	Common Stocks: 96.7%	Value
	Electrification: 23.8%
1,698	Aptiv PLC*	$115,838
1,650	Amphenol Corp	162,938
3,408	Infineon Technologies AG	144,970
5,048	Johnson Matthey PLC	120,281
406	LG Chem Ltd.	63,458
548	NXP Semiconductors NV	119,733
1,854	ON Semiconductor Corporation*	97,168
3,272	Sensata Technologies Holding	98,520
		922,906
	Energy Efficiency: 20.0%
2,722	Ameresco Inc.*	41,347
6,524	Atlas Copco AB	105,390
266	Carlisle Cos Inc	99,324
418	Hubbell Inc.	170,715
516	Installed Building Products Inc	93,045
608	Owens Corning	83,612
420	Trane Technologies PLC	183,712
		777,145

	Renewable Energy Generation: 18.4%
105,994	China Longyuan Power Group Corp Ltd.	95,463
9,710	Iberdrola SA	186,307
2,268	Nextera Energy Inc.	157,445
1,652	Ormat Technologies Inc.	138,372
1,930	Prysmian SpA	136,486
		714,073

	Renewable Equipment Manufacturing: 34.5%
4,432	Canadian Solar Inc.*	48,929
518	Eaton Corp. PLC	184,921
846	Enphase Energy Inc.*	33,544
634	First Solar Inc.*	104,952
1,115	Itron Inc.*	146,767
1,410	Legrand SA	188,497
686	Schneider Electric SE	182,448
702	Siemens AG	179,964
2,842	Spie SA	159,673
3,794	Vestas Wind Systems A/S	56,914
158,000	Xinyi Solar Holdings Ltd.	50,118
		1,336,727

	Total Common Stocks (Cost $3,880,671)	3,750,851

	Total Investments (Cost $3,880,671): 96.7%	3,750,851
	Other Assets in Excess of Liabilities: 3.3%	128,168
	Total Net Assets - 100.0%	$3,879,019

*	Non-income producing security.

PLC - Public Limited Company

The accompanying notes are an integral part of these financial statements.

SmartETFs Asia Pacific Dividend Builder ETF
Schedule of Investments
at June 30, 2025 (Unaudited)

Shares	Common Stocks: 100.0%	Value
	Australia: 10.8%
33,327	Corporate Travel Management Ltd.	$303,742
4,556	JB Hi-Fi Ltd.	330,838
144,915	Metcash Ltd.	372,863
18,671	Sonic Healthcare Ltd.	329,154
		1,336,597
	China: 33.9%
402,000	China Construction Bank Corp. - H Shares	405,587
252,000	China Medical System Holdings	385,225
70,000	China Merchants Bank Co., Ltd. - H Shares	489,111
174,500	China Overseas Land & Investment Ltd.	302,765
108,600	China Resources Gas Group Ltd.	277,381
512,000	Industrial and Commercial Bank of China Ltd. - H Shares	405,689
81,700	Inner Mongolia Yili Industrial Group Co., Ltd. - A Shares	318,206
2,551	NetEase Inc. - ADR	343,314
58,500	Ping An Insurance Group Company of China Ltd. - H Shares	371,496
42,200	Shenzhou International	299,971
150,900	Suofeiya Home Collection - A Shares	295,339
40,094	Zhejiang Supor Cookware - A Shares	293,441
		4,187,525
	Hong Kong: 5.8%
87,500	BOC Hong Kong Holdings Ltd.	380,098
62,477	Link REIT/The	333,478
		713,576
	India: 2.6%
16,612	Tech Mahindra Ltd.	326,696

	Indonesia: 2.3%
1,209,200	Bank Rakyat Indonesia Persero	278,559

	Malaysia: 2.5%
302,400	Public Bank Bhd	309,436

	Singapore: 8.2%
165,254	Capland Ascendas - REIT	348,286
197,800	CapitaLand Integrated Commercial Trust - REIT	337,548
9,305	DBS Group Holdings Ltd.	328,631
		1,014,465
	South Korea: 2.8%
44,954	Korean Reinsurance Co	340,188

The accompanying notes are an integral part of these financial statements.

SmartETFs Asia Pacific Dividend Builder ETF
Schedule of Investments
at June 30, 2025 (Unaudited)

Shares	Common Stocks: 100.0%	Value
	Taiwan: 20.4%
47,000	Catcher Technology Co., Ltd.	$340,999
11,260	Elite Material Co., Ltd.	339,881
64,317	Hon Hai Precision Industry Co., Ltd.	354,382
4,265	Largan Precision Co., Ltd.	347,389
26,000	Nien Made Enterprise Co., Ltd.	362,594
19,800	Novatek Microelectronics Corp.	369,302
1,785	Taiwan Semiconductor Manufacturing Co., Ltd.	404,285
		2,518,832

	Thailand: 2.4%
99,000	Tisco Financial Group PCL/Foreign	295,124

	United States: 8.3%
2,889	Aflac Inc.	304,674
1,364	Broadcom Inc.	375,987
2,130	QUALCOMM Inc.	339,224
		1,019,885

	Total Common Stocks (Cost $10,361,486)	12,340,883

	Total Investments (Cost $10,361,486): 100.0%	12,340,883
	Liabilities in Excess of Other Assets: 0.0%	(2,143)
	Total Net Assets - 100.0%	$12,338,740

ADR - American Depository Receipt

PCL - Public Company Limited

REIT - Real Estate Investment Trust

The accompanying notes are an integral part of these financial statements.

SmartETFs Dividend Builder ETF
Schedule of Investments
at June 30, 2025 (Unaudited)

Shares	Common Stocks: 98.7%	Value
	Denmark: 2.2%
13,376	Novo Nordisk A/S	928,308

	France: 8.8%
16,233	Danone SA	1,326,166
10,221	Publicis Groupe	1,151,873
4,409	Schneider Electric SE	1,172,611
		3,650,650
	Germany: 3.5%
4,456	Deutsche Boerse AG	1,453,310

	Ireland: 2.6%
12,273	Medtronic PLC	1,069,837

	Sweden: 5.3%
36,832	Assa Abloy AB-B	1,149,108
66,055	Atlas Copco	1,067,064
		2,216,172
	Switzerland: 8.7%
20,192	ABB Ltd.	1,203,886
13,049	Nestle SA	1,296,349
3,521	Roche Holding AG	1,146,599
		3,646,834
	Taiwan: 2.9%
5,373	Taiwan Semiconductor Manufacturing Co., Ltd.	1,216,931

	United Kingdom: 10.7%
41,435	Diageo PLC	1,039,613
212,049	Haleon PLC	1,089,683
17,067	Reckitt Benckiser Group PLC	1,160,724
19,053	Unilever PLC	1,157,190
		4,447,210
	United States: 54.0%
5,900	AbbVie Inc.	1,095,158
10,890	Aflac Inc.	1,148,459
3,463	Arthur J Gallagher & Co.	1,108,576
1,139	BlackRock Inc.	1,195,096
4,804	Broadcom Inc.	1,324,223
17,836	Cisco Systems Inc.	1,237,462
4,642	CME Group Inc.	1,279,428
3,538	Eaton Corp. PLC	1,263,031
8,833	Emerson Electric Co.	1,177,704
4,345	Illinois Tool Works Inc.	1,074,301
7,210	Johnson & Johnson	1,101,328
2,717	Microsoft Corp.	1,351,463
19,028	Mondelez International Inc.	1,283,248
11,587	Otis Worldwide Corp.	1,147,345

The accompanying notes are an integral part of these financial statements.

SmartETFs Dividend Builder ETF
Schedule of Investments
at June 30, 2025 (Unaudited)

Shares	Common Stocks: 98.7%	Value
	Common Stocks (Continued)
	United States (Continued)
7,606	Paychex Inc.	$1,106,369
7,744	PepsiCo Inc.	1,022,518
6,676	Procter & Gamble Co./The	1,063,620
6,170	Texas Instruments Inc.	1,281,015
16,675	The Coca-Cola Co. - ADR	1,179,756
		22,440,100

	Total Common Stocks (Cost $29,653,592)	41,069,352

	Total Investments in Securities (Cost $29,653,592): 98.7%	41,069,352
	Other Assets in Excess of Liabilities: 1.3%	522,805
	Total Net Assets - 100.0%	$41,592,157

ADR - American Depository Receipt

PLC - Public Limited Company

The accompanying notes are an integral part of these financial statements.

SmartETFs

STATEMENTS OF ASSETS AND LIABILITIES

at June 30, 2025 (Unaudited)

	Smart Transportation & Technology ETF	Sustainable Energy II ETF
Assets:
Investments in securities, at cost	$6,845,714	$3,880,671
Investments in securities, at value	$6,880,685	$3,750,851
Cash	111,787	136,773
Foreign currency, at value
(Cost $0 and $60, respectively)	-	60
Receivables:
Investment securities sold	-	-
Fund shares sold	-
Dividends receivable	17,503	7,581
Tax reclaim	36,726	3,793
Due from Adviser, net	-	7,355
Prepaid expense	-	5,417
Total Assets	$7,046,701	$3,911,830

Liabilities:
Due to Adviser, net	1,713	-
Accrued administration fees	-	739
Audit fees	6,982	6,982
CCO fees	1,274	1,116
Custody fees	-	7,411
Fund Accounting fees	-	3,940
Legal fees	590	908
Miscellaneous fees	-	569
Printing fees	-	6,751
Transfer Agent fees	-	3,671
Trustee fees	536	724
Total Liabilities	11,095	32,811

Net Assets	$7,035,606	$3,879,019

Composition of Net Assets:
Paid-in capital	$6,970,867	$4,858,180
Total distributable loss	64,739	(979,161)
Net Assets	$7,035,606	$3,879,019

Number of shares issued and outstanding
(unlimited number of shares authorized, no par value)	150,002	140,000

Net Asset Value, Offering and Redemption Price Per Share	$46.90	$27.71

The accompanying notes are an integral part of these financial statements.

SmartETFs

STATEMENTS OF ASSETS AND LIABILITIES

at June 30, 2025 (Unaudited)

	Asia Pacific Dividend Builder ETF	Dividend Builder ETF
Assets:
Investments in securities, at cost	$10,361,486	$29,653,592
Investments in securities, at value	$12,340,883	$41,069,352
Cash	65,395	568,985
Foreign currency, at value (Cost $15,703 and $0, respectively)	15,703	-
Receivables:
Dividends receivable	41,869	35,871
Tax reclaim	-	121,176
Other receivable	534	-
Due from Adviser, net	5,466
Prepaid expenses	3,705	6,989
Total Assets	$12,473,555	$41,802,373

Liabilities:
Payable for securities purchased	-	-
Dividend payable	91,950	175,488
Due to Adviser, net	-	3,760
Accrued administration fees	103	629
Audit fees	7,446	7,446
CCO fees	1,144	2,546
Custody fees	10,720	6,850
Deferred foreign tax liability	9,693	-
Fund Accounting fees	4,250	5,631
Legal fees	329	657
Miscellaneous fees	687	194
Printing fees	3,105	3,276
Transfer Agent fees	5,208	3,368
Trustee fees	180	371
Total Liabilities	134,815	210,216

Net Assets	$12,338,740	$41,592,157

Composition of Net Assets:
Paid-in capital	$10,297,191	$29,559,111
Total distributable earnings	2,041,549	12,033,046
Net Assets	$12,338,740	$41,592,157

Number of shares issued and outstanding
(unlimited number of shares authorized, no par value)	707,305	1,349,899

Net Asset Value, Offering and Redemption Price Per Share	$17.44	$30.81

The accompanying notes are an integral part of these financial statements.

SmartETFs

STATEMENTS OF OPERATIONS

For the Six Months ended June 30, 2025 (Unaudited)

	Smart Transportation & Technology ETF	Sustainable Energy II ETF
Investment Income:
Dividends*	$110,949	$37,933
Total income	110,949	37,933

Expenses:
Advisory fees	25,994	14,987
Transfer agent fees and expenses	-	6,336
Fund accounting fee and expenses	-	7,703
Administration fees	-	911
Custody fees and expenses	-	11,458
Audit fees	6,982	6,982
Legal fees	2,660	2,657
Listing fees	-	4,959
Printing	-	8,778
Trustees' fees and expenses	4,770	4,638
Insurance	-	205
CCO fees and expenses	4,980	3,409
Miscellaneous	-	1,969
Total expenses	45,386	74,992
Less: fees waived and expenses absorbed	(19,392)	(60,005)
Net expenses	25,994	14,987
Net Investment Income	84,955	22,946

Realized and Unrealized Gain (Loss) on Investments and Foreign Currency
Net realized gain (loss) on:
Investments	(99,194)	(626,560)
Investments in-kind	242,490	60,739
Foreign Currency	(403)	(252)
	142,893	(566,073)
Net change in unrealized appreciation (depreciation) on:
Investments	556,905	945,936
Foreign Currency	4,087	467
	560,992	946,403
Net realized and unrealized gain (loss) on investments and foreign currency	703,885	380,330

Net Increase in Net Assets Resulting from Operations	$788,840	$403,276

*	Net of foreign taxes withheld of $15,304 and $3,580, respectively.

The accompanying notes are an integral part of these financial statements.

SmartETFs

STATEMENTS OF OPERATIONS

For the Six Months Ended June 30, 2025 (Unaudited)

	Asia Pacific Dividend Builder ETF	Dividend Builder ETF
Investment Income:
Dividends*	$203,346	$557,644
Total income	203,346	557,644

Expenses:
Advisory fees	27,972	88,912
Transfer agent fees and expenses	3,440	5,074
Fund accounting fee and expenses	8,522	10,469
Administration fees	1,790	9,633
Custody fees and expenses	26,172	13,507
Audit fees	7,446	7,446
Legal fees	3,287	21,027
Listing fees	5,846	4,959
Printing	5,736	7,054
Trustees' fees and expenses	4,871	7,559
Insurance	163	914
CCO fees and expenses	3,833	7,175
Miscellaneous	2,438	3,040
Interest expense	137	-
Total expenses	101,653	186,769
Less: fees waived and expenses absorbed	(72,425)	(58,340)
Net expenses	29,228	128,429
Net investment income	174,118	429,215

Realized and Unrealized Gain (Loss) on Investments and Foreign Currency
Net realized gain (loss) on:
Investments	55,709	242,666
Investments in-kind	-	246,793
Foreign Currency	(263)	4,507
	55,446	493,966
Net change in unrealized appreciation (depreciation) on:
Investments	1,189,075	2,454,321
Deferred foreign taxes	(2,882)	-
Foreign Currency	49	13,444
	1,186,242	2,467,765
Net realized and unrealized gain on investments and foreign currency	1,241,688	2,961,731

Net Increase in Net Assets from Operations	$1,415,806	$3,390,946

*	Net of foreign taxes withheld of $18,364 and $28,115, respectively.

The accompanying notes are an integral part of these financial statements.

SmartETFs

STATEMENTS OF CHANGES IN NET ASSETS

	Smart Transportation & Technology ETF
	Six Months Ended June 30, 2025†	Year Ended December 31, 2024
INCREASE/(DECREASE) IN NET ASSETS FROM:
Operations:
Net Investment income	$84,955	$110,579
Net realized gain (loss) on:
Investments	(99,194)	6,641
Investments in-kind	242,490	790,614
Foreign Currency	(403)	(2,006)
Net change in unrealized appreciation (depreciation) on:
Investments	556,905	(670,868)
Foreign Currency	4,087	(1,828)
Net Increase in Net Assets Resulting from Operations	788,840	233,132

Distributions to shareholders:
Dividends and distributions	-	(90,301)
Total distribution to shareholders	-	(90,301)

Capital Transactions:
Proceeds from shares sold	-	1,076,073
Transaction fees	484	425
Cost of shares redeemed	(2,235,223)	(4,248,870)
Net change in Net Assets from Capital Transactions	(2,234,739)	(3,172,372)

Total Decrease in Net Assets	(1,445,899)	(3,029,541)

Net Assets:
Beginning of period	8,481,505	11,511,046
End of period	$7,035,606	$8,481,505

Capital Share Activity:
Shares sold	-	25,000
Shares redeemed	(50,000)	(100,000)
Net Decrease in Share Transactions	(50,000)	(75,000)

†	Unaudited

The accompanying notes are an integral part of these financial statements.

SmartETFs

STATEMENTS OF CHANGES IN NET ASSETS

	Sustainable Energy II ETF
	Six Months Ended June 30, 2025†	Year Ended December 31, 2024
INCREASE/(DECREASE) IN NET ASSETS FROM:
Operations:
Net Investment income	$22,946	$30,076
Net realized gain (loss) on:
Investments	(626,560)	(198,738)
Investments in-kind	60,739	95,539
Foreign Currency	(252)	(690)
Net change in unrealized appreciation (depreciation) on:
Investments	945,936	(460,885)
Foreign Currency	467	(218)
Net Increase/(Decrease) in Net Assets Resulting from Operations	403,276	(534,916)

Distributions to shareholders:
Dividends and distributions	-	(36,400)
Total distributions to shareholders	-	(36,400)

Capital Transactions:
Cost of shares redeemed	(485,689)	(536,130)
Net change in Net Assets from Capital Transactions	(485,689)	(536,130)

Total Decrease in Net Assets	(82,413)	(1,107,446)

Net Assets:
Beginning of period	3,961,432	5,068,878
End of period	$3,879,019	$3,961,432

Capital Share Activity:
Shares redeemed	(20,000)	(20,000)
Net Decrease in Share Transactions	(20,000)	(20,000)

†	Unaudited

The accompanying notes are an integral part of these financial statements.

SmartETFs

STATEMENTS OF CHANGES IN NET ASSETS

	Asia Pacific Dividend Builder ETF		Dividend Builder ETF
	Six Months Ended June 30, 2025†	Year Ended December 31, 2024	Six Months Ended June 30, 2025†	Year Ended December 31, 2024
INCREASE/(DECREASE) IN NET ASSETS FROM:
Operations:
Net Investment income	174,118	$123,407	$429,215	$587,554
Net realized gain (loss) on:
Investments	55,709	98,596	242,666	1,320,045
Investments in-kind	-	-	246,793	706,510
Deferred foreign taxes	-	(764)	-	-
Foreign Currency	(263)	(69)	4,507	1,919
Net change in unrealized appreciation (depreciation) on:
Investments	1,189,075	275,195	2,454,321	1,271,173
Deferred foreign taxes	(2,882)	(4,257)	-	-
Foreign Currency	49	(187)	13,444	(6,388)
Net Increase (Decrease) in Net Assets Resulting from Operations	1,415,806	491,921	3,390,946	3,880,813

Distributions to shareholders:
Dividends and distributions	(142,680)	(210,717)	(323,976)	(963,951)
Total distribution to shareholders	(142,680)	(210,717)	(323,976)	(963,951)

Capital Transactions:
Proceeds from shares sold	6,366,543	1,146,984	-	7,614,328
Transaction fees	5,372	391	-	-
Cost of shares redeemed	-	-	(569,846)	(1,670,101)
Net change in Net Assets from capital transactions	6,371,915	1,147,375	(569,846)	5,944,227

Total Increase (Decrease) in Net Assets	7,645,041	1,428,579	2,497,124	8,861,089

Net Assets:
Beginning of period	4,693,699	3,265,120	39,095,033	30,233,944
End of period	12,338,740	$4,693,699	$41,592,157	$39,095,033

Capital Share Activity:
Shares sold	400,000	75,000	-	260,000
Shares redeemed	-	-	(20,000)	(60,000)
Net Increase (Decrease) in Share Transactions	400,000	75,000	(20,000)	200,000

†	Unaudited

The accompanying notes are an integral part of these financial statements.

FINANCIAL HIGHLIGHTS

For a capital share outstanding throughout each period.

	For the Six Months Ended		Year Ended December 31,
Smart Transportation & Technology ETF	June 30, 2025†		2024	2023	2022	2021	2020
Net asset value, beginning of period	$42.41		$41.86	$34.00	$47.45	$40.74	$26.36

Income from investment operations:
Net investment income	0.60		0.59	0.42	0.56	0.44	0.06
Net realized and unrealized gain (loss) on investments and foreign currency	3.89		0.41	8.58	(13.19)	6.53	15.42
Total from investment operations	4.49		1.00	9.00	(12.63)	6.97	15.48

Less distributions:
From Net investment income	-		(0.45)	(0.42)	(0.77)	(0.22)	(0.08)
From Realized gain	-		-	(0.72)	(0.02)	(0.04)	(1.02)
From Return of Capital	-		-	-	(0.03)	-	-
Total distributions	-		(0.45)	(1.14)	(0.82)	(0.26)	(1.10)

Net asset value, end of period	$46.90		$42.41	$41.86	$34.00	$47.45	$40.74

Total return	10.61	%(1)	2.36%	26.69%	(26.77%)	17.12%	59.08%

Ratios/Supplemental Data:
Net assets, end of period (millions)	$7.0		$8.5	$11.5	$10.2	$16.6	$7.1

Ratio of expenses to average net assets:
Before fee waived	1.19	%(2)	1.02%	0.96%	0.92%	0.88%	1.51%
After fees waived (3)	0.68	%(2)	0.68%	0.68%	0.68%	0.68%	0.68%

Ratio of net investment income (loss) to average net assets:
Before fees waived	1.71	%(2)	0.75%	0.54%	1.06%	0.87%	(0.45%)
After fees waived	2.22	%(2)	1.09%	0.82%	1.30%	1.07%	0.38%

Portfolio turnover rate (4)	0.10	%(1)	7.68%	24.25%	4.84%	12.20%	16.10%

†	Unaudited
(1)	Not annualized.
(2)	Annualized.
(3)	The Adviser has contractually agreed to limit the operating expenses of the ETF to 0.68%, excluding acquired fund fees and expenses, interest, taxes, dividends on short positions and extraordinary expenses. See Note 7.

(4)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.

The accompanying notes are an integral part of these financial statements.

FINANCIAL HIGHLIGHTS

For a capital share outstanding throughout the period.

	For the Six						For the Period
	Months Ended		Year Ended December 31,				November 11,
Sustainable Energy II ETF	June 30, 2025†		2024	2023	2022	2021	2020*
Net asset value, beginning of period	$24.76		$28.16	$28.56	$32.93	$30.16	$25.48

Income from investment operations:
Net investment income (loss)	0.16		0.19	0.12	0.10	0.08	(0.01)
Net realized and unrealized gain (loss) on foreign currency	2.79		(3.36)	(0.40)	(4.10)	3.56	4.69
Total from investment operations	2.95		(3.17)	(0.28)	(4.00)	3.64	4.68

Less distributions:
From Net investment income	-		(0.19)	(0.11)	(0.08)	(0.09)	-
From Realized gain	-		(0.04)	-	(0.29)	(0.78)	-
From Returning Capital	-		-	(0.01)	-	-	-
Total distributions	-		(0.23)	(0.12)	(0.37)	(0.87)	-

Net asset value, end of period	$27.71		$24.76	$28.16	$28.56	$32.93	$30.16

Total return	11.87	%(1)	(11.31%)	(0.95%)	(12.23%)	12.11%	18.37	%(1)

Ratios/Supplemental Data:
Net assets, end of period (in millions)	$3.9		$4.0	$5.1	$5.1	$5.9	$0.9

Ratio of expenses to average net assets:
Before fee waived	3.95	%(2)	3.12%	3.18%	3.29%	2.84%	30.82	%(2)
After fees waived (3)	0.79	%(2)	0.79%	0.79%	0.79%	0.79%	0.78	%(2)

Ratio of net investment income (loss) to average net assets:
Before fees waived	(1.95	%)(2)	(1.71%)	(2.05%)	(2.17%)	(1.76%)	(30.22	%)(2)
After fees waived	1.21	%(2)	0.62%	0.34%	0.33%	0.29%	(0.18	%)(2)

Portfolio turnover rate (4)	15.22	%(1)	21.40%	11.73%	19.02%	24.21%	4.55	%(1)

†	Unaudited
*	Commencement of operations.

(1)	Not annualized.
(2)	Annualized.

(3)	The Adviser has contractually agreed to limit the operating expenses of the ETF to 0.79%, excluding acquired fund fees and expenses, interest, taxes, dividends on short positions and extraordinary expenses. See Note 7.

(4)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.

The accompanying notes are an integral part of these financial statements.

FINANCIAL HIGHLIGHTS

For a capital share outstanding throughout each period.

	For the Six Months Ended		Year Ended December 31,
Asia Pacific Dividend Builder ETF	June 30, 2025†		2024	2023	2022	2021	2020
Net asset value, beginning of period	$15.27		$14.06	$13.22	$16.39	$16.92	$16.58

Investment operations:
Net investment income	0.30		0.48	0.49	0.51	0.96	0.37
Net realized and unrealized gain (loss) on investments and foreign currency	2.10		1.47	0.99	(3.29)	0.84	1.84
Total from investment operations	2.40		1.95	1.48	(2.78)	1.80	2.21

Less distributions to Shareholders:
From Net investment income	(0.23)		(0.44)	(0.60)	(0.39)	(0.89)	(0.38)
From Realized gain	-		(0.30)	(0.04)	-	(1.44)	(1.49)
Total distributions	(0.23)		(0.74)	(0.64)	(0.39)	(2.33)	(1.87)

Redemption fee proceeds	-		-		-	-	-	(1)

Net asset value, end of period	$17.44		$15.27	$14.06	$13.22	$16.39	$16.92

Total return	15.87	%(2)	13.93%	11.51%	(16.92%)	0.11	13.90%

Ratios/Supplemental Data:
Net assets, end of period (millions)	$12.3		$4.7	$3.3	$3.4	$4.2	$4.2

Ratio of expenses to average net assets:
Before fee waived	2.71	%(3)	4.11%	5.08%	4.94%	3.55%	3.00%
After fees waived (4)	0.78	%(3)	0.78%	0.78%	0.78%	0.86%	1.11	%(5)

Ratio of net investment income (loss) to average net assets:
Before fees waived	2.71	%(3)	(0.03%)	(0.80%)	(0.51%)	(0.04%)	0.01
After fees waived	4.64	%(3)	3.30%	3.50%	3.64%	2.65%	2.87%

Portfolio turnover rate (6)	6.17	%(2)	18.84%	11.56%	7.27%	27.21%	217.65%

†	Unaudited

(1)	Amount represents less than $0.01 per share.
(2)	Not annualized.

(3)	Annualized.

(4)	The Adviser has contractually agreed to limit the operating expenses of the Fund to 0.78%, excluding interest expenses, expenses related to dividends on short positions, brokerage commissions, taxes and other extraordinary expenses. Includes financial information of the predecessor mutual fund for the period prior to March 27, 2021. The predecessor mutual fund's expense cap was 1.10%. See Note 7.
(5)	If interest expense had been excluded, expenses would have been lowered by 0.01%, for the year ended December 31, 2020.

(6)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.

The accompanying notes are an integral part of these financial statements.

FINANCIAL HIGHLIGHTS

For a capital share outstanding throughout each period.

	For the Six Months Ended		Year Ended December 31,
Dividend Builder ETF	June 30, 2025†		2024		2023	2022	2021	2020
Net asset value, beginning of period	$28.44		$25.84		$23.02	$26.89	$22.77	$20.74

Investment operations:
Net investment income	0.32		0.48		0.42	0.49	0.50	0.45
Net realized and unrealized gain (loss) on investments and foreign currency	2.29		2.98		3.21	(2.99)	4.78	2.00
Total from investment operations	2.61		3.46		3.63	(2.50)	5.28	2.45

Less distributions to Shareholders:
From Net investment income	(0.24)		(0.56)		(0.46)	(0.44)	(0.48)	(0.42)
From Realized gain	-		(0.30)		(0.35)	(0.93)	(0.68)	- (1)
Total distributions	(0.24)		(0.86)		(0.81)	(1.37)	(1.16)	(0.42)

Net asset value, end of period	$30.81		$28.44		$25.84	$23.02	$26.89	$22.77

Total return	8.82	%(2)	13.35%		15.99%	(9.39%)	23.60%	12.26%

Ratios/Supplemental Data:
Net assets, end of period (millions)	$41.6		$39.1		$30.2	$20.9	$24.5	$22.1

Ratio of expenses to average net assets:
Before fee waived	0.95	%(3)	1.01	%(6)	1.09%	1.22%	1.04%	1.56%
After fees waived (4)	0.65	%(3)	0.66	%(6)	0.65%	0.65%	0.66%	0.68%

Ratio of net investment income to average net assets:
Before fees waived	1.87	%(3)	1.44%		1.35%	1.43%	1.56%	1.43%
After fees waived	2.17	%(3)	1.79%		1.79%	2.00%	1.94%	2.31%

Portfolio turnover rate (5)	5.75	%(2)	10.07%		9.40%	20.66%	18.47%	11.48%

†	Unaudited
(1)	Amount represents less than $0.01 per share.
(2)	Not annualized.
(3)	Annualized.
(4)	The Adviser has contractually agreed to limit the operating expenses of the Fund to 0.65%, excluding interest expenses, expenses related to dividends on short positions, brokerage commissions, taxes and other extraordinary expenses. Includes financial information of the predecessor mutual fund for the period prior to March 27, 2021. The predecessor mutual fund's expense cap was 0.68%. See Note 7.
(5)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(6)	If tax agent expense had been excluded, the expense ratios would have been lowered by 0.01% for the year ended December 31, 2024.

The accompanying notes are an integral part of these financial statements.

NOTES TO FINANCIAL STATEMENTS

Note 1 - Organization

Guinness Atkinson™ Funds (the “Trust”), was organized on April 28, 1997 as a Delaware statutory trust and registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust comprises of nine separate series portfolios, each of which has unique investment objectives and strategies. This report covers four series, which are operated as exchange-traded funds (“ETFs”): SmartETFs Smart Transportation & Technology ETF (“Smart Transportation & Technology ETF”), SmartETFs Sustainable Energy II ETF (“Sustainable Energy II ETF”), SmartETFs Asia Pacific Dividend Builder ETF (“Asia Pacific Dividend Builder ETF”) and SmartETFs Dividend Builder ETF (“Dividend Builder ETF”) (individually each a “Fund” or collectively the “Funds”). Each Fund is a diversified fund. The investment objective of the Smart Transportation & Technology ETF is long term capital appreciation from investments involved in the manufacture, development, distribution, and servicing of autonomous or electric vehicles. The investment objective of the Sustainable Energy ETF is long term capital appreciation by investing in equity securities of companies that provide or support alternative or renewable sources of energy. The investment objective of the Asia Pacific Dividend Builder ETF is to provide investors with dividend income and long-term capital growth. The investment objective of the Dividend Builder ETF is to seek a moderate level of current income and consistent dividend growth at rate that exceeds inflation. Smart Transportation & Technology ETF commenced operations on November 14, 2019. Sustainable Energy II ETF commenced operations on November 11, 2020. The Asia Pacific Dividend Builder ETF and the Dividend Builder ETF commenced operations on March 27, 2021.

The Asia Pacific Dividend Builder ETF and the Dividend Builder ETF became a series of the Trust as of March 27, 2021 following the tax-free reorganization of the Guinness Atkinson Asia Pacific Dividend Fund and the Guinness Atkinson Dividend Builder Fund (each a “Predecessor Mutual Fund” and collectively the “Predecessor Mutual Funds”). The Agreement and Plan of Reorganization was approved by the Board of the Trust on May 14, 2020. As a result of the reorganization, the Funds assumed the performance and accounting history of the Predecessor Mutual Funds. Financial information included for the dates prior to the reorganization is that of the Predecessor Mutual Funds.

Each Fund is deemed to be an individual reporting segment and is not part of a consolidated reporting entity. The objective and strategy of each Fund is used by the Adviser to make investment decisions, and the results of the operations, as shown on the Statements of Operations and the financial highlights for each Fund is the information utilized for the day-to-day management of the Funds. Each Fund is party to the expense agreements as disclosed in the Notes to the Financial Statements and there are no resources allocated to a Fund based on performance measurements. The management of the Funds’ Adviser is deemed to be the Chief Operating Decision Maker with respect to the Funds' investment decisions.

Note 2 - Significant Accounting Policies

The Funds are an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services—Investment Companies”.

Securities Valuations. Securities of the Funds that are traded on a principal exchange (U.S. or foreign) or NASDAQ are valued at the official closing price on each day that the exchanges are open for trading. Securities traded on an exchange for which there have been no sales, and other over-the-counter securities are valued at the mean between the bid and asked prices. Securities for which quotations are not readily available are valued at their respective fair values as determined in good faith by the Funds’ Valuation Committee in accordance with procedures established by the Board of Trustees. Short term investments are stated at cost, combined with accrued interest, which approximates market value. Realized gains and losses from securities transactions are calculated using the identified cost method.

Foreign Currency Transactions. The accounting records of the Funds are maintained in U.S. dollars. Financial instruments and other assets and liabilities of the Funds denominated in a foreign currency, if any, are translated into U.S. dollars at current exchange rates. Purchases and sales of financial instruments, income receipts and expense payments are translated into U.S. dollars at the exchange rate on the date of the transaction. The Funds does not isolate that portion of the results of operations resulting from changes in foreign exchange rates from those resulting from changes in values to financial instruments. Such fluctuations are included with the net realized and unrealized gains or losses from investments. Realized foreign exchange gains or losses arise from transactions in financial instruments and foreign currencies, currency exchange fluctuations between the trade and settlement date of such transactions, and the difference between the amount of assets and liabilities recorded and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities, including financial instruments, resulting from changes in currency exchange rates. The Funds may be subject to foreign taxes related to foreign income received, capital gains on the sale of securities and certain foreign currency transactions (a portion of which may be reclaimable). All foreign taxes are recorded in accordance with the applicable regulations and rates that exist in the foreign jurisdictions in which the Funds invests.

NOTES TO FINANCIAL STATEMENTS (Continued)

Illiquid Securities. Pursuant to Rule 22e-4 under the 1940 Act, the Funds have adopted a Liquidity Risk Management Program (“LRMP”) that requires, among other things, that each Fund limits its illiquid investments that are investments to no more than 15% of net assets. An illiquid investment is any security which may not reasonably be expected to be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. If the Adviser, at any time determines that the value of illiquid securities held by a Fund exceeds 15% of its net asset value, the Adviser will take such steps as it considers appropriate to reduce them as soon as reasonably practicable in accordance with the Funds’ written LRMP.

Security Transactions, Dividend Income and Distributions. Security transactions are accounted for on the trade date. Realized gains and losses from securities transactions are calculated using the identified cost method.

Dividend income is recorded net of applicable withholding taxes on the ex-dividend date and interest income is recorded on an accrual basis. Withholding taxes on foreign dividends, if applicable, are paid (a portion of which may be reclaimable) or provided for in accordance with the applicable country’s tax rules and rates and are disclosed in the Statement of Operations. Withholding tax reclaims are filed in certain countries to recover a portion of the amounts previously withheld. The Funds record a reclaim receivable based on a number of factors, including a jurisdiction’s legal obligation to pay reclaims as well as payment history and market convention. The Funds may be subject to foreign taxation related to capital gains on the sale of securities in the foreign jurisdictions in which they invest. When a capital gain tax is determined to apply, the Funds record an estimated deferred tax liability in an amount that may be payable if securities were disposed of on the valuation date.

Allocation of Expenses. Each Fund is charged for those expenses directly attributable to it. Expenses that are not directly attributable to a Fund are allocated among the Funds in the Trust in proportion to their respective assets or another appropriate method.

Use of Estimates. The preparation of financial statements in conformity with U.S. accepted accounting principles (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements. Actual results could differ from those estimates.

Federal Income Taxes. The Funds intend to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all its net investment income and any net realized gains to its shareholders. Therefore, no federal income tax or excise provision is required. Due to the timing of dividend distributions and the differences in accounting for income and realized gains and losses for financial statement and federal income tax purposes, the fiscal year in which amounts are distributed may differ from the year in which the income and realized gains and losses are recorded by the Funds.

Management of the Funds have evaluated tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether these positions meet a “more-likely-than-not” standard that, based on the technical merits, have a more than fifty percent likelihood of being sustained by a taxing authority upon examination. A tax position that meets the “more -likely-than-not” recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. The Funds recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations. The Income Tax Statement requires management of the Funds to analyze tax positions taken in the prior three open tax years, if any, and tax positions expected to be taken in the Fund’s current tax year, as defined by the IRS statute of limitations for all major jurisdictions, including federal tax authorities and certain state tax authorities. As of and during the open tax period/year ended December 31, 2021-2024, the Funds did not have a liability for any unrecognized tax benefits. The Funds have no examination in progress and are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

NOTES TO FINANCIAL STATEMENTS (Continued)

Indemnifications. Under the Trust's organizational documents, its current and former officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties that provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred or that would be covered by other parties.

Note 3 – Valuation of Investments

The Funds utilizes various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. The three levels of inputs are as follows:

●	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that a Fund has the ability to access.

●	Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

●	Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following table summarizes the market value of the Funds’ investments as of June 30, 2025, based on the inputs used to value them:

Smart Transportation & Technology ETF*

Investments	Level 1	Level 2	Level 3
Common Stocks	$6,737,547	$-	$-
Preferred Stocks	143,138	-	-
Total	$6,880,685	$-	$-

Sustainable Energy II ETF*
Investments	Level 1	Level 2	Level 3
Common Stocks	$3,750,851	$-	$-
Total	$3,750,851	$-	$-

NOTES TO FINANCIAL STATEMENTS (Continued)

Asia Pacific Dividend Builder ETF*

Investments	Level 1	Level 2	Level 3
Common Stocks	$12,340,883	$-	$-
Total	$12,340,883	$-	$-

Dividend Builder ETF*
Investments	Level 1	Level 2	Level 3
Common Stocks	$41,069,352	$-	$-
Total	$41,069,352	$-	$-

*	Please refer to the Schedule of Investments for Industry break out.

Note 4 – Capital Share Transactions

Shares are created and redeemed by the ETFs only in Creation Unit size aggregations of 25,000 Shares for the Smart Transportation & Technology ETF and the Asia Pacific Dividend Builder ETF, 20,000 Shares for Dividend Builder ETF and 10,000 Shares for the Sustainable Energy II ETF. Only broker-dealers or large institutional investors with creation and redemption agreements called Authorized Participants (“AP”) are permitted to purchase or redeem Creation Units from the ETFs. Such transactions are generally permitted on an in-kind basis, with a balancing cash component to equate the transactions to the NAV per unit of the ETFs on the transaction date. Both purchases and redemptions of Creation Units are subject to a Transaction Fee.

Note 5 - Investment Transactions

Purchases and sales of investments, excluding in-kind transactions and short-term investments, for the period ended June 30, 2025, were as follows:

	Purchases	Sales
Smart Transportation & Technology ETF	$7,347	$111,651
Sustainable Energy II ETF	565,684	624,778
Asia Pacific Dividend Builder ETF	2,247,031	478,460
Dividend Builder ETF	3,457,068	3,698,581

Purchases, sales, and realized gain/(loss) of in-kind transactions for the period ended June 30, 2025, were as follows:

	In-kind Purchases	In-kind Sales	Gain/(Loss)
Smart Transportation & Technology ETF	$-	$2,070,453	$242,490
Sustainable Energy II ETF	-	442,492	60,739
Asia Pacific Dividend Builder ETF	4,650,576	-	-
Dividend Builder ETF	-	565,209	-

Note 6 – Principal Risks

The ETFs are subject to the risks common to all ETFs that invest in equity securities and foreign securities. Investing in the ETFs may be more risky than investing in an ETF that invests only in U.S. securities due to the increased volatility of foreign markets.

Autonomous/Electric Vehicle Risk. Autonomous and/or electric vehicles are a relatively new development in transportation markets. They could fail to “catch on” with consumers in a meaningful way and could suffer technical problems, supply or demand shortfalls, or be supplanted by other technologies.

Technology Risk. The technologies used by autonomous and electric vehicles and their support systems, such as software, grids, networks, fuel and batteries, may be unproven, susceptible to obsolescence or subject to future regulation in countries or locations of deployment.

Cybersecurity Risk. Technologies created or deployed for Smart Transportation, including for vehicles or drive systems as well as for networks and intelligent roadways, may be subject to greater cybersecurity risk than other companies.

NOTES TO FINANCIAL STATEMENTS (Continued)

Product Risk. Companies creating products and technologies for autonomous or electric transportation, for passenger, commercial or freight usage, face considerable competition.

Product Regulation Risk. Autonomous vehicles and their networks may be subject to multiple levels of regulation including local regulations and operating restrictions.

Foreign Securities Risk. Foreign securities experience more volatility than their domestic counterparts, in part because of higher political and economic risks, lack of reliable information, fluctuations in currency exchange rates and the risks that a foreign government may take over assets, restrict the ability to exchange currency or restrict the delivery of securities.

Industry Risk. Prices of energy, whether traditional or sustainable, may fluctuate or decline due to many factors, including international political or economic developments, real or perceived, demand for energy and sustainable energy, production and distribution policies of OPEC (Organization of Petroleum Exporting Countries) and other oil -producing countries, energy conservation projects, changes in governmental regulations affecting companies in the energy business or related lines of business, including Sustainable Energy companies, changes in technology affecting Sustainable Energy, and changes in tax regulations relating to energy. A decline in energy prices would likely have a negative effect on securities held by the Fund. The Fund’s focus on sustainable energy businesses exposes the Fund to greater market risk and potential monetary losses than if the Fund’s assets were diversified among various industries or sectors.

China Currency Risk. The Fund’s investments in Chinese issuers are subject to risks associated with China’s currency, which is subject to economic objectives of China’s government including devaluation. China has only comparatively recently moved from a pegged currency to a managed float. China’s currency, the Renminbi Yuan, is not completely freely tradable and may not at all times reflect economic fundamentals of China’s economy. The value of the Renminbi Yuan is subject to changes based on the economic objectives of the Chinese government, including devaluation in order to improve the competitiveness of Chinese goods in an effort to improve the Chinese balance of trade.

Other Currency Risk. Currencies of some countries in the Asia Pacific region are subject to greater volatility as compared to the US dollar. Currency volatility is relative and can be periodic. For some countries, their currency may not reflect entirely the fundamental components of a country’s economy. For other countries, such as Australia (Australia Dollar), currency volatility is relatively low over longer terms. Some currencies, such as South Korea (Won), Taiwan (New Taiwan Dollar), Singapore (Singapore Dollar) and India (Rupee), trade only in local markets and may be more volatile than other currencies. The Fund could pay more if it had to acquire a foreign currency when the amplitude of its volatility is high as measured against the US Dollar.

Pandemic Risk. In 2020, markets globally were impacted by the Covid-19 pandemic, which is ongoing. The pandemic adversely affected industries, including supply chains, as well as general financial conditions, and has resulted in shutdowns and economic stimulus packages. Total economic effects of Covid-19 cannot be predicted. Covid-19 may continue in the foreseeable future and could adversely affect companies in the Funds’ portfolio, including by affecting their willingness or ability to pay dividends, which could negatively impact stock prices as well as yield.

Capital Controls and Sanctions Risk. In 2022, a number of countries imposed capital controls and economic and other sanctions in response to Russia’s invasion of Ukraine. The range of sanctions and their impact continues to evolve but has included asset seizures, restrictions on the transfer or exchange of currency, restrictions on asset transfers, exclusions from international banking systems, export limitations and limitations on listing shares of companies that are economically tied to Russia and Belarus, including depositary receipts on shares of affected companies. Sanctions programs have been imposed by individual countries, but also on a coordinated basis. The duration of sanctions programs and capital controls in response to the invasion of Ukraine cannot be predicted with any certainty. Capital controls and/or sanctions could adversely impact a Fund’s ability to buy, sell or otherwise transfer securities or currency, negatively impact the value and/or liquidity of such instruments, adversely affect the trading market and price for Fund shares, and otherwise cause the Fund to decline in value.

NOTES TO FINANCIAL STATEMENTS (Continued)

Note 7 - Investment Advisory and Other Agreements

The Trust, on behalf of the Funds, entered into an Investment Advisory Agreement with Guinness Atkinson Asset Management, Inc. (the “Adviser”), under which the Adviser provides the Funds with investment management services. The Adviser furnishes all necessary office facilities, equipment and personnel for servicing the investments of the Funds.

Pursuant to the investment advisory agreement between Smart Transportation & Technology ETF and the Adviser, the Fund pays the Adviser an annual advisory fee rate of 0.68% of its average daily net assets and the Adviser has agreed to pay all expenses of the Fund, except for: (i) brokerage expenses and other expenses (such as stamp taxes) connected with the execution of portfolio transactions or in connection with creation and redemption transactions; (ii) legal fees or expenses in connection with any arbitration, litigation or pending or threatened arbitration or litigation, including any settlements in connection therewith; (iii) compensation and expenses of the Independent Trustee; (iv) compensation and expenses of counsel to the Independent Trustees; (v) compensation and expenses of the Trust’s CCO; (vi) extraordinary expenses; (vii) distribution fees and expenses paid by the Trust under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act; and (viii) the advisory fee payable to the Adviser. The Smart Transportation & Technology ETF is responsible for other expenses not assumed by the Adviser, including brokerage expenses in connection with portfolio transactions or creation/redemption transactions, legal fees, compensation and expenses of the Board of Trustees, compensation and expenses of the Trust’s CCO, extraordinary expenses, distribution fees and expenses, interest, taxes, in addition to the advisory fee.

The Sustainable Energy II ETF pays the Adviser 0.79%, the Asia Pacific Dividend Builder ETF pays the Adviser 0.75%, and the Dividend Builder ETF pays the Adviser 0.45% an annual advisory fee rate based on each Fund’s average daily net assets.

The Adviser has contractually agreed to limit each Fund’s total operating expenses by reducing all or a portion of its fees and reimburse the Funds for expenses (excluding interest, taxes, acquired fund fees and expenses (as defined in Form N-1A), fees and expenses related to services for reclamation or collection of foreign taxes withheld, dividends on short positions, brokerage expenses, and extraordinary expenses) so that its ratio of expenses to average daily net assets will not exceed the following levels:

	Annual Expense Limitation	Expiration Date
Smart Transportation & Technology ETF	0.68%	June 30, 2028
Sustainable Energy II ETF	0.79%	June 30, 2028
Asia Pacific Dividend Builder ETF	0.78%	June 30, 2028
Dividend Builder ETF	0.65%	June 30, 2028

Penserra Capital Management, LLC (“Penserra”) serves as sub-adviser to the Smart Transportation & Technology ETF and Sustainable Energy II ETF. Penserra is compensated by the Adviser and does not receive payments from the Funds.

Foreside Fund Services, LLC, a Delaware limited liability company, (the “Distributor”) serves as the Funds’ principal underwriter and distributor of Creation Units pursuant to a distribution agreement. The Distributor does not maintain any secondary market in ETF Shares.

Mutual Fund Administration, LLC (the “Administrator”) serves as the Funds’ administrator under an administration agreement.

Brown Brothers Harriman & Co. (the “Custodian”, “Transfer Agent” and “Fund Accounting agent”) serves as the Funds’ custodian, transfer agent and fund accounting agent.

Foreside Fund Officer Services, LLC provides Chief Compliance Officer (“CCO”) services to the Funds’. The fees paid for CCO services for the period ended June 30, 2025, are reported on the Statements of Operations.

The fees paid to non-interested Trustees for the period ended June 30, 2025 are reported on the Statements of Operations.

NOTES TO FINANCIAL STATEMENTS (Continued)

Certain officers of the Trust are also officers and/or Directors of the Adviser and the Administrator. None of these officers are compensated directly by the Funds.

Note 8 – Distribution Plan

The Trust has adopted a Distribution Plan pursuant to Rule 12b-1 of the 1940 Act which permits the Funds to pay Rule 12b-1 fees not to exceed 0.10% per year of each Fund’s average daily net assets. The Board of Trustees has not authorized the Funds to make payments under the Distribution Plan. Currently, no payment is being made by the Funds.

Note 9 – Tax Matters

	Smart Transportation & Technology ETF	Sustainable Energy II ETF	Asia Pacific Dividend Builder ETF	Dividend Builder ETF
Tax cost of investments	$6,845,714	$3,880,671	$10,361,486	$29,653,592
Gross tax unrealized appreciation	$1,609,101	$910,691	$2,215,712	$12,158,770
Gross tax unrealized depreciation	(1,574,130)	(1,040,511)	(236,315)	(743,010)
Net tax unrealized appreciation (depreciation)*	34,971	(129,820)	1,979,397	11,415,760

*	The differences between book-basis and tax-basis unrealized appreciation/(depreciation) is attributable primary to the tax deferral of losses on wash sales and passive foreign investment company (PFIC) mark to market adjustments.

**	Under the current tax law, capital and currency losses realized after October 31 and prior to a Fund's fiscal year end may be deferred as occurring on the first day of the following year.

As of December 31, 2024, the Funds have the following capital loss carryforwards available to offset future realized capital gains:

Capital losses expiring in:	Smart Transportation & Technology ETF	Sustainable Energy II ETF	Asia Pacific Dividend Builder ETF	Dividend Builder ETF
No Expiration Long-term	$176,060	-	-	-
No Expiration Short-term	9,042	-	-	-
Total	$185,102	-	-	-

For the year ended December 31, 2024, the Sustainable Energy II ETF, utilized capital losses carryforwards of $52,175.

NOTES TO FINANCIAL STATEMENTS (Continued)

The character of distributions (other than return of capital distributions) paid by the Funds during the fiscal years ended December 31, 2024 and December 31, 2023 were as follows:

	2024		2023
	Ordinary Income	Capital Gains	Ordinary Income	Capital Gains
Smart Transportation & Technology ETF	$81,132	9,169	$222,256	$91,438
Sustainable Energy II ETF*	30,782	5,618	19,690	43
Asia Pacific Dividend Builder ETF	130,726	79,991	138,323	9,818
Dividend Builder ETF	589,550	374,401	580,116	337,117

*	The Sustainable Energy II ETF had $1,795 return of capital distribution in 2023.

Note 10 – New Accounting Pronouncements and Regulatory Updates

In November 2023, the FASB issued ASU 2023-07, “Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures (“ASU 2023-07”),” which enhances disclosure requirements about significant segment expenses that are regularly provided to the chief operating decision maker (the “CODM”). ASU 2023- 07, among other things, (i) requires a single segment public entity to provide all of the disclosures as required by Topic 280, (ii) requires a public entity to disclose the title and position of the CODM and an explanation of how the CODM uses the reported measure(s) of segment profit or loss in assessing segment performance and deciding how to allocate resources and (iii) provides the ability for a public entity to elect more than one performance measure. ASU 2023-07 is effective for fiscal years beginning after December 15, 2023, and interim periods within fiscal years beginning after December 15, 2024. Management has evaluated the impact of applying ASU 2023-07, and the Funds have adopted the ASU during the reporting period. The adoption of the ASU does not have a material impact on the financial statements. Required disclosure is included in Note 1.

Note 11 - Events Subsequent to the Reporting Period End

The Funds have adopted financial reporting rules regarding a subsequent event which requires an entity to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the balance sheet. Management has evaluated the Funds’ related events and transactions and has determined that there were no events or transactions that occurred through the date of issuance of the Funds’ financial statements.

This report is intended for the ETF’s shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the ETF’s prospectus and summary prospectus, which includes more complete information. Investing involves substantial risk and high volatility, including possible loss of principal. An investor should consider the investment objective, risks, charges and expenses of the ETF carefully before investing. To obtain a prospectus and summary prospectus, which contains this and other information, e-mail request to mail@SmartETFs.com, by calling 866-307-5990 (toll free in the United States), visiting the ETF’s website, www.SmartETFs.com, or by calling or writing a broker-dealer or other financial intermediary. Please read the prospectus and summary prospectus carefully before investing.

Additional information about the Trust’s Board of Trustees/Officers and a description of the policies and procedures the Trust uses to determine how to vote proxies relating to portfolio securities are provided in the Statement of Additional Information. The Statement of Additional Information and information regarding how the Trust voted proxies relating to portfolio securities during the most recent twelve month period ending June 30 is available, without charge, by calling 866-307-5990, or by visiting www.SmartETFs.com, or on the Securities and Exchange Commission’s website at http://www.sec.gov.

The ETF files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-PORT. The ETF’s Form N-PORT are available on the Commission’s website at www.sec.gov. In addition, the ETF’s full portfolio holdings are updated daily and available on the ETF’s website at www.SmartETFs.com.

Foreside Fund Services, LLC, distributor.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not Applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not Applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

This information is included in Item 7, as part of the financial statements.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Board Consideration of Investment Advisory and Sub-Advisory Agreements

At a board meeting held on May 5, 2025, the Board of Trustees (the “Trustees” or the “Board”) of Guinness Atkinson Funds (the “Trust”), including the trustees who are not “interested persons” of the Trust (the “Independent Trustees”) as defined in the Investment Company Act of 1940, as amended (the “1940 Act”), reviewed and unanimously approved the continuation of the investment advisory agreement (the “Advisory Agreement”) between the Trust and the Adviser and the sub-advisory agreement (the “Sub-Advisory Agreement”) between the Adviser and Penserra Capital Management LLC (the “Sub-Adviser”) with respect to the SmartETFs Smart Transportation & Technology ETF, and SmartETFs Sustainable Energy II ETF. The Advisory Agreement and the Sub-Advisory Agreement are collectively referred to below as the “Fund Advisory Agreements.” In approving each Fund Advisory Agreement, the Board, including the Independent Trustees, determined that such approval was in the best interests of the Funds in light of the extent and quality of the services to be provided and such other matters as the Board considered to be relevant in the exercise of its reasonable business judgment.

At the meeting, the Trustees discussed with counsel to the Trust and independent legal counsel to the Independent Trustees, their fiduciary duties under the 1940 Act in reviewing the Fund Advisory Agreements and their obligation to obtain and review information relevant and necessary to their consideration of the Fund Advisory Agreements. The Trustees received a memorandum summarizing the duties of the Trustees under, and the fiduciary standards established by, the 1940 Act and applicable state law, legislative and regulatory guidance, and judicial precedent with respect to evaluating the reasonableness of fees and interpretation of the applicable fiduciary standards.

To assist the Board in its evaluation of the Fund Advisory Agreements, the Independent Trustees received a separate report from each of the Adviser and the Sub-Adviser in advance of the Meeting responding to a request for information provided on behalf of the Independent Trustees that, among other things, outlined the services provided by the Adviser and the Sub-Adviser to the Funds (including the relevant personnel responsible for these services and their experience); the fee rate or management fee rate payable by the Funds as compared to fees charged to a relevant peer group of each Fund and as compared to fees charged to other clients of the Adviser and the compensation to be received by the Sub-Adviser from the Adviser; the expenses of each Fund as compared to expense ratios of the funds in the respective Fund’s peer group; the nature of the expenses incurred in providing services to each Fund and the potential for economies of scale, if any; financial data on the Adviser and the Sub-Adviser; any fall-out benefits accruing to the Adviser or the Sub-Adviser; and information on the Adviser’s and the Sub-Adviser’s compliance programs. The Independent Trustees also met separately with their Independent Legal Counsel to discuss the information provided by the Adviser and the Sub-Adviser. In their deliberations, the Trustees considered the factors summarized below, and in approving the continuance of the Fund Advisory Agreements with respect to each Fund, the Trustees did not identify any single factor, or information provided with respect to any single factor, as controlling. The Trustees evaluated all information available to them on a Fund-by-Fund basis, and their determinations were made separately with respect to each Fund.

Nature, Extent and of Quality of Services

The Trustees considered information about the nature, extent and quality of the services provided by the Adviser to the Funds as well as to other series of the Trust, including the background and experience of the Adviser’s senior management and portfolio managers, and their special knowledge about the areas in which each Fund is expected to invest. The Trustees also considered the operational and structural differences between mutual funds and ETFs generally. The Trustees also considered information gained from their experience as Trustees of the Guinness Atkinson traditional open-end mutual funds, in addition to the overall reputation and capabilities of the Adviser and its investment professionals, the Adviser’s commitment to providing high quality services to those funds, the Trustees’ overall confidence in the Adviser’s integrity and responsiveness to Trustee concerns, the Adviser’s integrity as reflected in its adherence to compliance practices, and the Adviser’s willingness and initiative in implementing changes designed to improve services to the Funds. With respect to the Sub-Adviser, the Trustees considered the Sub-Adviser’s specialized role in sub-advising third party exchange-traded funds and acting as a passive manager in that capacity. With respect to fees and expenses, the Trustees also considered difference in how services are delivered to ETFs and investor and market expectations concerning appropriate and competitive levels of total expense ratios for ETFs, as well as investor preferences for intraday liquidity offered by ETFs and the expansion of distribution channels for ETFs.

Fund Performances, Advisory Fees and Expenses

For each Fund and its peer group of funds, the Trustees reviewed the performance and expense information compiled from Morningstar Inc. data regarding performance for periods ended March 31, 2025, and expense information as of March 31, 2025. The Trustees considered that they receive from the Adviser and review on a regular basis over the course of the year, data regarding the Funds’ performance, including information about each Fund’s performance in comparison to its peers and benchmarks, and analyses by the Adviser of the Fund’s performance. The Trustees compared each Fund’s performance, advisory fee and expenses with its peer group, and considered the differences between each Fund and funds in the peer group. The Trustees considered the size of each Fund in comparison to its peers, including whether the peer funds were part of a larger fund complex. The Trustees considered the following Fund-specific factors:

SmartETFs Smart Transportation & Technology ETF

The Fund’s annual advisory fee (gross of waivers) was slightly above the median advisory fee charged to comparable ETFs in the peer group (all of which are passively managed funds), and annual total expenses paid by the Fund (net of fee waivers) were slightly above the peer group median. With respect to the performance results, the Fund’s annualized total return for the one-year period was below the peer group median and the return of the MSCI World Index Net Return, its benchmark index. The Fund’s annualized total return for the three-year period was above the peer group median return but below the benchmark index. The Fund’s annualized total return for the five-year period was above the peer group median return and the benchmark index return.

SmartETFs Asia Pacific Dividend Builder ETF

The Fund’s annual advisory fee (gross of waivers) was slightly above the median advisory fee charged to comparable ETFs classified in the Morningstar categories containing the word “World”, objectives classified by Morningstar containing the word “Pacific Stock” and fund names containing the word “Dividend”, and annual total expenses paid by the Fund (net of fee waivers) were slightly above the peer group median. With respect to the performance results, the Fund’s annualized total returns for the one- and ten-year periods were above the peer group median returns and the returns of the MSCI AC Pacific ex Japan Index Net Total Return, its benchmark index. The Fund’s annualized total return for the three-year period was below the peer group median return and the Fund’s annualized total return for the five-year period was the same as the peer group median return. The Fund’s annualized total returns for the one-, three-, five-, and ten-year periods were above the returns of the MSCI AC Pacific ex Japan Index Net Total Return, its benchmark index.

SmartETFs Dividend Builder ETF

The Fund’s annual advisory fee (gross of waivers) was below the median advisory fee charged to comparable ETFs classified in the Morningstar categories containing the word “World”, objectives classified by Morningstar containing the word “Pacific Stock” and fund names containing the word “Dividend” and the annual total expenses (net of fee waivers) were slightly above the peer group median. With respect to the performance results, the Fund’s annualized total return for the one-year period was below the peer group median return. The Fund’s annualized total returns for the three-, five, and ten-year periods were above the peer group median returns. The Fund’s annualized total returns for the one-, three-, and ten-year periods were above the MSCI World Index Net Return Index returns, its benchmark index, but below the benchmark index return for the five-year period.

SmartETFs Sustainable Energy II ETF

The Fund’s annual advisory fee (gross of waivers) was slightly above the median advisory fee charged to comparable ETFs classified in the Morningstar categories containing the word “Energy” or “Clean”, and the annual total expenses (net of fee waivers) were slightly above the peer group median. With respect to the performance results, the Fund’s annualized total returns for the one- and three-year periods were above the peer group median returns but below the returns of the MSCI World Index Net Return, its benchmark index.

With respect to each Fund, the Trustees observed that the Adviser agreed to limit the Fund’s expense ratios through June 30, 2028, at a level at which it can maintain the viability of the Fund and provide stability to the Fund’s expenses during that period.

The Board reviewed information regarding the sub-advisory fee charged by the Sub-Adviser with respect to the SmartETFs Smart Transportation & Technology ETF and SmartETFs Sustainable Energy II ETF, and noted that the Sub-Adviser serves as sub-adviser to a large number of other exchange-traded funds in a similar capacity to which it serves each Fund. The Trustees considered the types of services provided by the Sub-Adviser with respect to the SmartETFs Smart Transportation & Technology ETF and SmartETFs Sustainable Energy II ETF, particularly that that the Sub-Adviser specializes in sub-advising third-party exchange-traded funds and acts as a passive manager in that capacity, and that the Adviser remains solely responsible for security selection for the SmartETFs Smart Transportation & Technology ETF and SmartETFs Sustainable Energy II ETF. The Trustees also observed that the Adviser pays the Sub-Adviser’s sub-advisory fee out of the Adviser’s advisory fee and that the size of the fee paid to the Sub-Adviser appears reasonable.

Costs of Services and Profitability

The Trustees considered the financial information provided by the Adviser, including the profitability of each Fund to the Adviser, the Adviser’s profitability in general and the firm’s retention of key personnel. The Trustees noted that the Adviser had waived a portion of its advisory fee for each Fund, and that with respect to the SmartETFs Asia Pacific Dividend Builder ETF and SmartETFs Sustainable Energy II ETF, the Adviser’s net advisory fee was zero due to expense reimbursements by the Adviser. The Trustees also observed that the Adviser pays the Sub-Adviser’s sub-advisory fee out of the Adviser’s advisory fee with respect to the SmartETFs Smart Transportation & Technology ETF and SmartETFs Sustainable Energy II ETF and considered the relative levels and types of services provided by the Adviser and Sub-Adviser.

Economies of Scale

The Trustees considered whether each Fund would realize any economies of scale. They noted that each Fund’s asset levels were too low to achieve significant economies of scale and that the matter of such economies would be reviewed in the future as the Fund’s assets grew. The Trustees considered the Adviser’s willingness to use expense limitation agreements to reduce total expenses as evidence that to the extent economies of scale existed for each Fund, the Adviser was willing to share such economies of scale for the benefit of shareholders.

Conclusion

Based on all of the information considered and conclusions reached, the Board, including the Independent Trustees, unanimously determined that the nature, overall quality, and extent of the management and oversight services provided by the Adviser and Sub-Adviser to each applicable Fund was satisfactory; the compensation payable to the Adviser and the Sub-Adviser pursuant to each Fund’s Advisory Agreement and Sub-Advisory Agreement, respectively, was fair and reasonable in light of the nature and quality of the services the Adviser and Sub-Adviser provides to each applicable Fund; and the continuance of the Advisory Agreement and Sub-Advisory Agreement would be in the best interests of each Fund and its shareholders, and accordingly, approved the continuance of the Advisory Agreement and Sub-Advisory Agreement, respectively, through May 31, 2026.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

The registrant has not made any material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees.

Item 16. Controls and Procedures.

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

(a) Not Applicable.

(b) Not Applicable.

Item 19. Exhibits.

(a)(1)	Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Incorporated by reference to the Registrant’s Form N-CSR filed March 10, 2011.

(a)(2)	Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed. Instruction to paragraph (a)(2). Not Applicable.

(a)(3)	A separate certification for each principal executive and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). Filed herewith

(a)(4)	Not Applicable

(a)(5)	Not Applicable

(b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Guinness Atkinson Funds

By (Signature and Title)	/s/ James J. Atkinson
James J. Atkinson, President and Principal Executive Officer

Date	9/8/2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ James J. Atkinson
James J. Atkinson, President and Principal Executive Officer

Date	9/8/2025

By (Signature and Title)	/s/ Rita Dam
Rita Dam, Treasurer and Principal Financial Officer

Date	9/8/2025